ORDINARY SHARES	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
ORDINARY SHARES
14.	ORDINARY SHARES

On April 8, 2015, the Company completed its IPO on NASDAQ by offering 4,000,000 ADSs, representing 72 million ordinary shares at price of $10 per ADS. On April 27, 2015, the Company issued an additional 220,000 ADSs, representing 3.96 million of ordinary shares to the underwriter for exercising the overallotment option at price of $10 per ADS. The total proceeds from issuance of ordinary shares upon IPO are $37,294,600, after deducting the IPO related cost of $3,000,000.

Upon the completion of the IPO, all of the Company's then outstanding Series A-1, Series A-2 and Series B preferred shares were automatically converted into 12,202,988, 122,029,877 and 30,507,471 ordinary shares respectively, and immediately after the completion of the IPO, the indebtedness owed to Mr. Maodong Xu ("Mr. Xu"), one of the Company's shareholder, amounting to $69.4 million was converted into 124,835,802 ordinary shares.

On June 8, 2015, the Company issued 741,422,780 ordinary shares to JMU's original shareholders for the acquisition of JMU. In addition, the Company initially agreed to issue 72,000,000 ordinary shares of the Company to Mr. Xu at a purchase price of $0.5556 per share, for a total purchase price of $40,000,000. On September 7, 2015, the Company and Mr. Xu reduced the number of shares to be purchased through a supplemental agreement resulting in a final subscription amount of $15,000,000 for 27,000,000 shares. On the same date, the Company issued an additional 27,000,000 ordinary shares to Mr. Xu in relation to his additional subscription.

On September 27, 2015, the Company issued and transferred 38,363,112 ordinary shares to its depositary bank representing 2,131,284 ADSs, to be issued to employees and former-employees upon the exercise of their vested share options and the registration of their vested RSUs.

As of December 31, 2016, 2017 and 2018, 22,770,288, 37,462,294 and 37,670,266 ordinary shares, respectively, out of these 38,363,112 ordinary shares had been issued to employees and former-employees upon the exercise of share options and the registration of vested RSUs. Therefore, as of December 31, 2016, 2017 and 2018, 15,592,824, 900,818 and 692,846 common shares, respectively, remained for future issuance.